Income Taxes (Details) - Shedule of Income Tax Provision Consists - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 450,960	$ 309,931
Deferred					(56,079)	(65,574)
State
Current
Deferred
Change in valuation allowance					56,079	65,574
Income tax provision	$ 19,594	$ 160,397	$ 38,961	$ 414,950	$ 450,960	$ 309,931